Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before taxes domestic and foreign operations
Income before taxes on income resulted from domestic and foreign operations is as follows:

(in millions)	Year Ended December 31,
	2014	2013	2012
Domestic operations	$(423)	$821	$800
Foreign operations	477	478	289
Total continuing income before taxes	$54	$1,299	$1,089

Provision/(benefit) for taxes on income
The provision/(benefit) for taxes on income consists of the following:

(in millions)	Year Ended December 31,
	2014	2013	2012
Federal:
Current	$285	$194	$181
Deferred	(213)	51	73
Total federal	72	245	254
Foreign:
Current	135	152	91
Deferred	1	(19)	(9)
Total foreign	136	133	82
State and local:
Current	62	37	38
Deferred	(25)	10	14
Total state and local	37	47	52
Total provision for taxes for continuing operations	245	425	388
Provision for discontinued operations	140	299	27
Total provision for taxes	$385	$724	$415

Reconciliation of federal statutory income tax rate
A reconciliation of the U.S. federal statutory income tax rate to our effective income tax rate for financial reporting purposes is as follows:

	Year Ended December 31,
	2014	2013	2012
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Legal and regulatory settlements	524.1	—	—
State and local income taxes	64.2	2.8	3.5
Foreign operations	(79.6)	(3.9)	(2.7)
S&P Dow Jones Indices LLC joint venture	(60.2)	(2.0)	(1.1)
Tax credits and incentives	(91.5)	(2.1)	(2.4)
Other, net	61.7	2.9	3.3
Effective income tax rate for continuing operations	453.7%	32.7%	35.6%

Differences between the accounting for income and expenses for financial reporting and income tax
The principal temporary differences between the accounting for income and expenses for financial reporting and income tax purposes are as follows:

(in millions)	December 31,
	2014	2013
Deferred tax assets:
Legal and regulatory settlements	$305	$6
Employee compensation	98	72
Accrued expenses	107	136
Postretirement benefits	140	32
Unearned revenue	24	55
Allowance for doubtful accounts	12	15
Loss carryforwards	29	28
Other	12	10
Total deferred tax assets	727	354
Deferred tax liabilities:
Goodwill and intangible assets [1]	(377)	(379)
Fixed assets	(11)	(55)
Other	—	—
Total deferred tax liabilities	(388)	(434)
Net deferred income tax asset (liability) before valuation allowance	339	(80)
Valuation allowance	(12)	(5)
Net deferred income tax asset (liability)	$327	$(85)
Reported as:
Current deferred tax assets	$363	$108
Current deferred tax liabilities	(2)	(10)
Non-current deferred tax assets	22	23
Non-current deferred tax liabilities	(56)	(206)
Net deferred income tax asset (liability)	$327	$(85)

[1]	See Note 2 – Acquisitions and Divestitures for further discussion regarding the impact related to the S&P Dow Jones Indices LLC.

Reconciliation of beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	Years ended December 31,
	2014	2013	2012
Balance at beginning of year	$82	$74	$58
Additions based on tax positions related to the current year	30	27	14
Additions for tax positions of prior years	33	10	3
Reduction for tax positions of prior years	(11)	(9)	(1)
Reduction for settlements	(16)	(20)	—
Balance at end of year	$118	$82	$74